Off Balance Sheet Items	12 Months Ended
Dec. 31, 2021
Off Balance Sheet Items.
Off Balance Sheet Items
9.	Off Balance Sheet Items

The Company organizes a series of investment funds, each of which is represented by a limited liability company (“LLC”) within Forge Investments LLC and by portfolio companies within Forge Investments SPC and Forge Investments II SPC. The funds were formed for the purpose of investing in securities relating to a single private company. Each series of funds consists of a separate and distinct portfolio of investments owned by different investors. The Company utilizes third-party fund administrators to manage the funds and has no ownership interest nor participation in the gains or losses of the entities represented by the funds. The Company paid for the expenses incurred by these entities, including fund insurance expenses of $274 and $1,121, and fund management expenses of $371 and $264 for the years ended December 31, 2021 and 2020, respectively, included in transaction-based expenses on consolidated statements of operations and comprehensive loss. Also, the Company paid fund audit fees of $797 and $435 during the years ended December 31, 2021 and 2020, respectively, included in professional services on consolidated statements of operations and comprehensive loss. The Company did not consolidate Forge Investments LLC and Forge Investment SPC, or the investment funds, because the Company has no direct or indirect interest in Forge Investments LLC and Forge Investment SPC, or the investment funds, and the expenses that the Company pays on behalf of Forge Investments LLC and Forge Investment SPC, or the investment funds, are not significant to those entities. The Company believes its maximum exposure to loss resulting from its involvement with those entities is limited to the payment of future insurance expenses, management expenses and audit fees.